ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Preliminary Allocation Of Purchase Price
The following table summarizes the allocation of the purchase price on November 20, 2013 to the estimated fair values of the assets acquired and liabilities assumed in the Merger:

Cash	$664
Prepaid expenses	25,639
In-process research and development	1,500,000
Accounts payable and accrued expenses	(269,303)
Net assets acquired	1,257,000
Goodwill	1,919,000
Total consideration	$3,176,000

Property And Equipment
Property and equipment consisted of the following at December 31:

	2014	2013
Furniture and fixtures	$38,850	$38,850
Laboratory equipment	278,453	115,766
Leasehold improvements	23,744	-
	341,047	154,616
Less accumulated depreciation	(111,592)	(80,429)
Property and equipment, net	$229,455	$74,187

Fair Value Measurements
The following table summarizes fair value measurements by level at December 31, 2013 for assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
	Level I	Level II	Level III	Total
Marketable securities	$326,494	$-	$-	$326,494